EMPOWER FUNDS, INC.
("Empower Funds")
Empower Emerging Markets Equity Fund	Empower International Growth Fund
Institutional Class Ticker / MXENX	Institutional Class Ticker / MXHTX
Investor Class Ticker / MXEOX	Investor Class Ticker / MXIGX
Empower International Index Fund	Empower International Value Fund
Institutional Class Ticker / MXPBX	Institutional Class Ticker / MXJVX
Investor Class Ticker / MXINX	Investor Class Ticker / MXIVX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.04%
1,200,000	Aluminum Corp of China Ltd	$ 752,740
30,350	Anglogold Ashanti Plc(a)	1,126,592
122,924	Archean Chemical Industries Ltd	741,226
576,000	Bluestar Adisseo Co	840,712
990,000	China Hongqiao Group Ltd(a)	2,047,944
914,000	China Nonferrous Mining Corp Ltd	663,110
66,558	Cia de Minas Buenaventura SAA	1,040,302
803,207	Godawari Power and Ispat Ltd	1,679,886
99,447	Gold Fields Ltd Sponsored ADR	2,196,784
138,200	Grupo Mexico SAB de CV Series B	690,443
368,266	Harmony Gold Mining Co Ltd Sponsored ADR	5,439,289
315,583	Hindalco Industries Ltd	2,504,198
2,534	KCC Corp(b)	436,841
194,140	KGHM Polska Miedz SA	6,346,274
71,000	Nan Pao Resins Chemical Co Ltd	777,352
327,768	National Aluminium Co Ltd	667,653
58,984	Navin Fluorine International Ltd	2,900,911
758,183	Sappi Ltd	1,503,801
41,124	Saudi Arabian Mining Co(b)	504,643
28,748	Saudi Basic Industries Corp	488,189
338,800	Scientex BHD	271,453
5,681	Southern Copper Corp(b)	530,946
316,271	Sunresin New Materials Co Ltd Class A	2,004,170
1,237,531	Vedanta Ltd	6,668,716
120,492	Yanbu National Petrochemical Co	1,110,874
1,625,167	Yunnan Aluminium Co Ltd Class A	3,900,882
416,200	Zhejiang JIULI Hi-tech Metals Co Ltd	1,439,831
2,134,000	Zijin Mining Group Co Ltd Class H	4,869,565
		54,145,327
Communications — 19.36%
284,000	Accton Technology Corp	5,031,629
2,575,000	Alibaba Group Holding Ltd	42,605,903
2,651,000	America Movil SAB de CV Class B	1,888,714
45,754	Bharti Airtel Ltd	924,976
62,240	Bilibili Inc Class Z(a)(b)	1,193,568
84,174	Cartrade Tech Ltd(b)	1,613,601
520,000	East Money Information Co Ltd Class A	1,621,547
215,727	Etihad Etisalat Co	3,508,130
21,886	IndiaMart InterMesh Ltd(c)	527,839
1,106,178	Indus Towers Ltd(b)	4,301,418
34,533	Info Edge India Ltd	2,883,219
Shares		Fair Value
Communications — (continued)
408,509	JD.com Inc Class A	$ 8,403,659
70,205	Kanzhun Ltd ADR(b)	1,345,830
614,000	Kuaishou Technology(b)(c)	4,305,713
1,055,500	Meitu Inc(c)	742,796
1,249,910	Meituan Class B(b)	25,151,276
2,630	MercadoLibre Inc(b)	5,130,788
4,697,400	My EG Services Bhd	970,761
6,645	Naspers Ltd Class N	1,647,898
5,831	NAVER Corp	762,017
14,788	NCSoft Corp	1,506,133
560,236	Orange Polska SA(a)	1,269,260
74,995	PDD Holdings Inc(b)	8,875,658
263,897	Saudi Telecom Co	3,190,459
139,710	SK Telecom Co Ltd(b)	5,262,537
5,176,039	Talabat Holding PLC(b)	2,001,082
85,800	Telefonica Brasil SA	752,082
3,081,200	Telkom Indonesia Persero Tbk PT	447,479
1,237,500	Tencent Holdings Ltd	79,071,243
214,860	Tencent Music Entertainment Group ADR	3,096,133
42,431	Trip.com Group Ltd ADR	2,697,763
5,124,600	True Corp PCL NVDR(b)	1,774,699
491,736	Turkcell Iletisim Hizmetleri AS	1,240,987
160,890	Vipshop Holdings Ltd ADR	2,522,755
3,752,800	Xiaomi Corp Class B(b)(c)	23,746,707
3,082,005	Zomato Ltd(b)	7,239,909
		259,256,168
Consumer, Cyclical — 10.15%
71,370	Anker Innovations Technology Co Ltd Class A	1,016,067
310,400	ANTA Sports Products Ltd	3,412,849
2,891,800	Astra International Tbk PT	855,821
40,182	Atour Lifestyle Holdings Ltd ADR	1,139,160
335,500	BYD Co Ltd Class H	16,988,555
147,000	Chicony Power Technology Co Ltd	506,288
1,043,000	China Airlines Ltd	712,916
141,419	Clicks Group Ltd	2,612,646
177,218	Contemporary Amperex Technology Co Ltd Class A	6,202,671
2,927,000	Eva Airways Corp	3,601,412
651,000	Far Eastern New Century Corp	650,075
435,600	Fuyao Glass Industry Group Co Ltd Class H	3,116,353
788,000	Geely Automobile Holdings Ltd	1,691,527
480,000	Great Wall Motor Co Ltd Class H	841,795
479,600	Guangdong TCL Smart Home Appliances Co Ltd(b)	766,918
96,822	H World Group Ltd ADR	3,583,382
246,000	Haidilao International Holding Ltd(c)	554,818

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
254,800	Haier Smart Home Co Ltd Class H	$ 821,352
50,939	Hero MotoCorp Ltd	2,210,581
248,000	Hisense Home Appliance Group Class H(a)	831,973
16,128	Hyundai Mobis Co Ltd	2,870,052
29,000	Jinan Acetate Chemical Co Ltd	759,216
489,260	Jollibee Foods Corp	2,051,942
88,629	JUMBO SA	2,429,804
33,342	JYP Entertainment Corp	1,345,935
134,605	Kia Corp(b)	8,513,584
78,250	LG Electronics Inc	4,127,538
56,083	Li Auto Inc ADR(b)	1,413,292
437	LPP SA	1,994,000
35,842,900	Map Aktif Adiperkasa PT	1,428,510
1,250,200	Marcopolo SA	1,351,757
226,000	Merida Industry Co Ltd	1,035,982
794,300	Midea Group Co Ltd Class A	8,601,656
117,000	Nien Made Enterprise Co Ltd	1,404,527
275,303	Ningbo Tuopu Group Co Ltd	2,225,838
40,640,000	Nusantara Sejahtera Raya Tbk PT(c)	301,853
8,980	Page Industries Ltd	4,475,453
261,400	Pop Mart International Group Ltd	5,283,084
785,000	President Chain Store Corp	5,946,202
961,900	Raia Drogasil SA	3,226,308
780,900	Samsonite International SA(c)	1,852,086
878,200	Shenyang Jinbei Automotive Co Ltd(b)	740,408
333,100	Shenzhou International Group Holdings Ltd	2,504,647
352,717	Sona Blw Precision Forgings Ltd(c)	1,891,272
389,294	Tata Motors Ltd	3,052,323
178,000	Tong Yang Industry Co Ltd	695,097
17,643	Trent Ltd	1,093,677
96,898	Turk Hava Yollari AO(b)	793,595
976,900	Wal-Mart de Mexico SAB de CV(b)	2,700,444
1,967,000	Weichai Power Co Ltd Class H	4,142,794
80,000	XPeng Inc(b)	826,746
752,300	Yutong Bus Co Ltd Class A	2,755,578
		135,952,359
Consumer, Non-Cyclical — 8.60%
123,185	Adani Ports & Special Economic Zone Ltd	1,696,189
46,472	Ajanta Pharma Ltd	1,422,749
18,548	Alkem Laboratories Ltd	1,056,538
354,037	Almarai Co JSC	5,230,017
52,739	Apollo Hospitals Enterprise Ltd	4,073,224
509,100	Arca Continental SAB de CV	5,323,478
4,945,600	Bangkok Dusit Medical Services PCL Class F	3,250,903
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,806,400	Bangkok Dusit Medical Services PCL NVDR	$ 2,447,932
3,215	BeiGene Ltd ADR(b)	875,027
269,400	BRF SA	934,753
53,743	Britannia Industries Ltd	3,096,463
1,516,000	China Feihe Ltd(c)	1,143,915
15,899	Chong Kun Dang Pharmaceutical Corp	843,911
266,983	Cipla Ltd	4,486,619
3,326	CJ CheilJedang Corp	558,805
76,629	Coca Cola Femsa SAB de CV Sponsored ADR	6,995,461
192,785	DingDong Cayman Ltd(b)	520,519
26,655	Dino Polska SA(b)(c)	3,111,207
2,907	Hanmi Pharm Co Ltd	448,128
71,386	Hindustan Unilever Ltd	1,885,111
182,000	HUTCHMED China Ltd(b)	559,336
3,384,800	Indofood Sukses Makmur Tbk PT	1,450,224
139,500	Innovent Biologics Inc(b)(c)	839,351
876,620	International Container Terminal Services Inc	5,438,184
28,400	Kweichow Moutai Co Ltd Class A	6,117,031
192,973	Lupin Ltd	4,569,226
90,100	Mao Geping Cosmetics Co LTD(b)	1,157,174
18,104,300	Monde Nissin Corp(c)	2,287,359
167,109	National Agriculture Development Co(b)	1,112,028
50,000	PharmaEssentia Corp(b)	788,550
5,580	Samsung Biologics Co Ltd(b)(c)	3,872,580
76,950	Shenzhen Mindray Bio Medical Electronics Co Ltd Class A	2,483,355
226,900	Sichuan Kelun Pharmaceutical Co Ltd	1,007,580
57,850	SM Investments Corp	798,007
10,557,700	Sumber Alfaria Trijaya Tbk PT	1,306,784
618,309	Sun Pharmaceutical Industries Ltd	12,529,869
392,750	Tata Consumer Products Ltd	4,584,185
53,664	Tiger Brands Ltd	813,316
205,452	Torrent Pharmaceuticals Ltd	7,733,037
872,000	Uni-President China Holdings Ltd	1,003,730
328,842	Yankershop Food Co Ltd	2,874,264
783,500	Zhejiang NHU Co Ltd	2,418,996
		115,145,115
Diversified — 0.28%
30,214	Astra Industrial Group Co	1,256,534
251,918	AVI Ltd	1,220,464
900,200	IJM Corp Bhd	428,595
1,982,500	YTL Corp Bhd	893,521
		3,799,114

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Energy — 2.78%
2,378,333	Adnoc Drilling Co Pjsc	$ 3,328,242
3,243,430	Adnoc Gas PLC	2,819,488
12,224	Hd Hyundai Co Ltd	604,471
2,034,000	Kunlun Energy Co Ltd	1,987,563
354,229	Oil & Natural Gas Corp Ltd(b)	1,017,993
88,569	ORLEN SA(a)	1,560,024
3,508,000	PetroChina Co Ltd Class H	2,844,139
461,296	Petroleo Brasileiro SA Sponsored ADR	6,614,985
171,400	Prio SA(b)	1,199,946
1,371,700	PTT Exploration & Production PCL	4,745,470
388,113	Reliance Industries Ltd(b)	5,770,204
239,459	Saudi Arabian Oil Co(c)	1,705,852
63,246	Vista Energy SAB de CV(a)(b)	2,944,734
		37,143,111
Financial — 25.19%
139,551	360 ONE WAM Ltd	1,533,024
948,342	Abu Dhabi Islamic Bank PJSC	4,141,412
357,000	Advancetek Enterprise Co Ltd	882,879
2,237,610	Akbank TAS	3,080,970
161,044	Al Rajhi Bank	4,371,585
583,113	Aldar Properties PJSC	1,331,637
540,723	Alinma Bank	4,413,956
932,224	Alpha Services And Holdings SA	2,239,049
139,868	Arab National Bank	858,428
564,884	Axis Bank Ltd	7,246,029
85,643	Bajaj Finance Ltd	8,923,038
448,400	Banco del Bajio SA(c)	976,798
714,100	Banco do Brasil SA(b)	3,531,425
19,017	Bancolombia SA Sponsored ADR	764,483
649,400	Bangkok Bank PCL	2,813,907
11,687,600	Bank Central Asia Tbk PT	5,999,023
27,140,700	Bank Mandiri Persero Tbk PT	8,425,423
1,543,940	Bank of Baroda	4,107,599
675,800	Bank Of Changsha Co Ltd Class A	856,944
5,630,000	Bank of China Ltd Class H	3,400,257
1,271,200	Bank of Hangzhou Co Ltd	2,533,786
2,635,154	Bank of India	3,284,804
9,444,300	Bank Rakyat Indonesia Persero Tbk PT	2,282,972
409,994	Banque Saudi Fransi(b)	2,025,909
1,189,000	BB Seguridade Participacoes SA	8,407,355
963,750	BDO Unibank Inc	2,581,789
24,893,900	BFI Finance Indonesia Tbk PT	1,223,299
129,798	BNK Financial Group Inc	910,441
89,600	BOC Aviation Ltd(c)	700,007
74,829	BSE Ltd	4,764,347
1,282,252	Canara Bank	1,326,745
21,079	Capitec Bank Holdings Ltd	3,585,130
Shares		Fair Value
Financial — (continued)
16,358,000	China Construction Bank Corp Class H	$ 14,495,879
555,000	China Life Insurance Co Ltd Class H	1,072,806
2,112,500	China Merchants Bank Co Ltd Class H	12,524,923
695,800	China Pacific Insurance Group Co Ltd Class H	2,192,129
184,000	China Resources Land Ltd	610,366
238,200	China Resources Mixc Lifestyle Services Ltd	1,053,499
3,011,000	CIMB Group Holdings Bhd(b)	4,770,696
34,492	Co for Cooperative Insurance	1,312,824
2,315,002	Commercial International Bank Egypt SAE GDR	3,310,453
87,252	Computer Age Management Services Ltd	3,773,582
38,917	Credicorp Ltd	7,244,789
568,930	Emaar Development PJSC	1,888,804
1,380,224	Emaar Properties PJSC	4,998,521
314,484	FirstRand Ltd	1,235,866
191,447	Five-Star Business Finance Ltd(b)	1,614,848
1,544,900	Gentera SAB de CV	2,381,008
147,582	Godrej Properties Ltd(b)	3,647,414
398,200	Grupo Financiero Inbursa Sab D Class O(b)	895,267
797,600	Guotai Junan Securities Co Ltd(c)	1,159,839
229,614	Hana Financial Group Inc	9,375,218
67,104	HDFC Bank Ltd	1,430,403
37,893	Hyundai Marine & Fire Insurance Co Ltd(b)	564,351
1,052,300	ICICI Bank Ltd	16,540,074
2,734,000	Industrial & Commercial Bank of China Ltd Class H	1,950,931
197,595	Investec Ltd	1,233,383
568,920	Itau Unibanco Holding SA	3,132,502
66,906	JB Financial Group Co Ltd	796,002
865,610	Jiangsu Changshu Rural Commercial Bank Co Ltd	833,057
104,072	Jio Financial Services Ltd(b)	275,610
261,392	JSE Ltd(a)	1,766,232
501,287	Karur Vysya Bank Ltd	1,221,028
155,654	KB Financial Group Inc	8,437,024
255,159	KE Holdings Inc ADR	5,126,144
3,927,000	KGI Financial Holding Co Ltd	2,050,778
6,734	KIWOOM Securities Co Ltd	582,644
7,197,900	Krung Thai Bank PCL NVDR	5,132,703
130,313	LexinFintech Holdings Ltd ADR	1,314,858
470,158	LIC Housing Finance Ltd	3,085,618
81,545	Life Insurance Corp of India	759,106
679,323	Manappuram Finance Ltd	1,841,020
32,496	Meritz Financial Group Inc	2,716,594
953,850	Metropolitan Bank & Trust Co	1,218,780
264,454	Mirae Asset Securities Co Ltd	1,658,583
78,177	Motilal Oswal Financial Services Ltd	559,719

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
694,529	National Bank of Greece SA	$ 7,138,370
51,302	Nedbank Group Ltd	719,795
126,976	Nova Ljubljanska Banka dd GDR	3,857,221
234,748	NU Holdings Ltd Class A(b)	2,403,820
116,916	Oberoi Realty Ltd	2,226,656
4,728,662	Old Mutual Ltd	3,069,053
139,480	OTP Bank Nyrt	9,384,482
43,243,100	Pakuwon Jati Tbk PT	883,936
2,934,000	People's Insurance Co Group of China Ltd Class H	1,519,829
2,160,000	PICC Property & Casualty Co Ltd Class H	3,999,694
2,197,000	Ping An Insurance Group Co of China Ltd Class H	13,113,790
968,607	Piraeus Financial Holdings SA	5,322,263
40,297	Powszechna Kasa Oszczednosci Bank Polski SA	786,819
88,206	Powszechny Zaklad Ubezpieczen SA	1,281,527
558,872	Prologis Property Mexico SA de CV REIT	1,794,497
71,645	Qifu Technology Inc	3,217,577
297,012	REC Ltd	1,480,563
13,010	Samsung Life Insurance Co Ltd	735,458
132,099	Saudi Awwal Bank	1,319,567
315,947	Saudi National Bank	3,010,771
162,525	SBI Life Insurance Co Ltd(c)	2,931,581
2,199,800	SP Setia Bhd Group	588,016
79,289	Standard Bank Group Ltd	1,036,017
939,661	State Bank of India	8,448,217
580,961	Turkiye Garanti Bankasi AS	1,807,307
1,968,901	Turkiye Is Bankasi AS Class C	635,988
1,279,191	Union Bank of India Ltd	1,874,178
476,577	Woori Financial Group Inc	5,381,837
		337,279,154
Industrial — 7.25%
12,362	ABB India Ltd	797,828
897,110	ADNOC Logistics & Services	1,204,125
37,108	Amber Enterprises India Ltd(b)	3,109,346
2,237,000	Asia Cement Corp	3,161,329
166,000	Asia Optical Co Inc	700,060
257,900	Beijing New Building Materials PLC Class A	1,036,015
439,852	Bharat Electronics Ltd	1,538,579
4,611	Budimex SA(a)	677,166
501,500	BYD Electronic International Co Ltd	2,614,801
1,240,700	China Tower Corp Ltd(c)	1,671,286
214,000	Chroma ATE Inc	1,869,998
70,000	CyberPower Systems Inc	598,263
10,840	Danaos Corp	845,845
1,432,000	Delta Electronics Inc	15,838,291
Shares		Fair Value
Industrial — (continued)
453,000	E Ink Holdings Inc	$ 3,687,786
1,647,011	Electrical Industries Co	2,651,616
52,011	Embraer SA Sponsored ADR(b)	2,402,908
127,148	GCC SAB de CV	1,165,950
82,000	Genius Electronic Optical Co Ltd	982,520
3,084	Hanwha Aerospace Co Ltd	1,325,147
109,168	HBL Engineering Ltd	599,135
5,356	HD Hyundai Electric Co Ltd	1,093,049
3,906	HD Hyundai Heavy Industries Co Ltd	746,985
16,868	HD Korea Shipbuilding & Offshore Engineering Co Ltd(b)	2,322,793
80,569	Hindustan Aeronautics Ltd	3,914,863
1,901,000	Hon Hai Precision Industry Co Ltd	8,575,011
359,110	Hwang Chang General Contractor Co Ltd	902,806
55,964	Hyundai Rotem Co Ltd	4,024,893
1,773,000	JD Logistics Inc(b)(c)	2,865,180
62,000	Jentech Precision Industrial Co Ltd	1,867,256
222,765	Jindal Saw Ltd	698,853
184,840	Klabin SA	610,578
5,342	LIG Nex1 Co Ltd	909,416
53,000	Lotes Co Ltd	2,242,512
4,999	LS Electric Co Ltd	611,989
873,700	Nanofilm Technologies International Ltd(a)	420,727
286,500	Ningbo Boway Alloy Material Co Ltd	794,785
222,313	Rail Vikas Nigam Ltd	906,074
681,000	Rumo SA	1,942,833
96,845	Samsung Engineering Co Ltd	1,310,544
904,100	Shanghai Zijiang Enterprise Group Co Ltd	875,208
79,100	Sieyuan Electric Co Ltd Class A	830,901
250,100	Sunny Optical Technology Group Co Ltd	2,308,783
196,000	Sunonwealth Electric Machine Industry Co Ltd	525,876
39,186	Titan Cement International SA	1,809,657
29,000	Voltronic Power Technology Corp	1,356,106
174,990	Yageo Corp	2,577,341
77,589	ZTO Express Cayman Inc ADR(a)	1,539,366
		97,062,379
Technology — 19.18%
841,000	ASE Technology Holding Co Ltd	3,695,961
103,000	Asia Vital Components Co Ltd	1,458,476
13,000	ASMedia Technology Inc	704,748

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
88,000	Bizlink Holding Inc	$ 1,367,856
31,295	Coforge Ltd	2,933,799
42,647	Espressif Systems Shanghai Co Ltd	1,357,957
15,000	Global Unichip Corp	487,486
258,601	HCL Technologies Ltd	4,790,665
785,560	Infosys Ltd	14,394,255
175,000	International Games System Co Ltd	4,120,218
540,000	Kingdee International Software Group Co Ltd(a)(b)	919,296
371,000	Kingsoft Corp Ltd	1,806,819
2,985	Krafton Inc(b)	682,640
2,872,000	Lenovo Group Ltd	3,902,939
510,000	MediaTek Inc	21,981,231
625,400	NetEase Inc	12,847,350
68,685	Netweb Technologies India Ltd	1,201,745
113,000	Novatek Microelectronics Corp	1,878,529
5,601	Oracle Financial Svcs Software	510,408
82,411	Rasan Information Technology Co(b)	1,792,554
309,000	Realtek Semiconductor Corp	4,926,237
756,130	Samsung Electronics Co Ltd	29,977,125
16,567	Silicon Motion Technology Corp ADR	837,628
118,877	SK Hynix Inc(b)	15,847,018
3,986,000	Taiwan Semiconductor Manufacturing Co Ltd	112,257,680
144,485	Tata Consultancy Services Ltd	6,077,989
1,084,531	Wipro Ltd	3,307,866
261,000	Wistron Corp	765,139
		256,831,614
Utilities — 1.30%
10,266	ACWA Power Co	933,335
460,298	China Yangtze Power Co Ltd Class A	1,765,226
33,600	Cia de Saneamento Basico do Estado de Sao Paulo	601,526
Shares		Fair Value
Utilities — (continued)
445,500	Cia De Sanena Do Parana	$ 2,120,369
16,078,379	Enel Chile SA	1,057,285
92,700	Energisa SA	648,816
826,600	ENN Natural Gas Co Ltd Class A	2,233,843
1,504,000	Huaneng Power International Inc	872,485
277,570	Korea Electric Power Corp(b)	4,096,404
138,243	Nava Ltd	834,774
738,700	Tenaga Nasional Bhd	2,231,324
		17,395,387
TOTAL COMMON STOCK — 98.13% (Cost $1,168,494,585)		$1,314,009,728
EXCHANGE TRADED FUNDS
173,590	iShares ESG Aware MSCI EM ETF	6,066,970

TOTAL EXCHANGE TRADED FUNDS — 0.45% (Cost $6,032,724)		$6,066,970
GOVERNMENT MONEY MARKET MUTUAL FUNDS
9,228,546	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.29%(e)	9,228,546
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.69% (Cost $9,228,546)		$9,228,546
TOTAL INVESTMENTS — 99.27% (Cost $1,183,755,855)		$1,329,305,244
OTHER ASSETS & LIABILITIES, NET — 0.73%		$9,732,393
TOTAL NET ASSETS — 100.00%		$1,339,037,637

(a)	All or a portion of the security is on loan as of March 31, 2025.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $57,188,039, representing 4.27% of net assets.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2025.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Summary of Investments by Country as of March 31, 2025.
Country	Fair Value	Percentage of Fund Investments
China	$413,565,000	31.11%
India	227,809,649	17.14
Taiwan	223,450,031	16.81
South Korea	125,258,686	9.42
Saudi Arabia	40,797,273	3.07
Brazil	39,881,962	3.00
South Africa	28,079,673	2.11
Mexico	27,756,793	2.09
Indonesia	24,605,322	1.85
United Arab Emirates	21,713,312	1.63
Thailand	20,165,615	1.52
United States	18,553,575	1.39
Greece	17,975,331	1.35
Poland	17,026,277	1.28
Philippines	14,376,061	1.08
Malaysia	10,154,364	0.76
Hungary	9,384,482	0.71
Ireland	8,875,658	0.67
Peru	8,285,091	0.62
Turkey	7,558,847	0.57
Uruguay	5,130,788	0.39
Slovenia	3,857,221	0.29
Singapore	3,818,497	0.29
Egypt	3,310,453	0.25
Hong Kong	3,157,266	0.24
Belgium	1,809,657	0.14
United Kingdom	1,126,592	0.08
Chile	1,057,285	0.08
Colombia	764,483	0.06
Total	$1,329,305,244	100.00%
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.24%
67,245	Air Liquide SA	$ 12,772,904
68,800	Novonesis / Novozymes Class B(a)	4,005,984
		16,778,888
Communications — 5.28%
79,660	Deutsche Telekom AG	2,941,055
4,700	MercadoLibre Inc(a)	9,169,089
60,000	Scout24 SE(b)	6,283,368
70,000	Shopify Inc Class A(a)	6,683,600
4,134	Spotify Technology SA(a)	2,273,824
		27,350,936
Consumer, Cyclical — 16.30%
93,000	Amadeus IT Group SA	7,122,240
49,499	Cie Financiere Richemont SA(a)	8,640,839
185,206	Compass Group PLC	6,123,559
69,000	CTS Eventim AG & Co KGaA	6,922,260
13,500	Fast Retailing Co Ltd	4,018,834
669	Hermes International SCA	1,760,224
92,652	Industria de Diseno Textil SA	4,613,331
56,546	InterContinental Hotels Group PLC	6,086,873
7,962	LVMH Moet Hennessy Louis Vuitton SE	4,930,711
17,885	Next PLC	2,575,636
750,000	RS Group PLC	5,455,626
71,805	Ryanair Holdings PLC Sponsored ADR	3,042,378
579,100	Sony Group Corp	14,652,971
156,917	Volvo AB Class B(c)	4,603,687
73,277	Yum China Holdings Inc	3,814,801
		84,363,970
Consumer, Non-Cyclical — 19.01%
2,023	Adyen NV(a)(b)	3,100,856
100,000	Alcon AG	9,488,501
3,441	Argenx SE(a)	2,030,527
59,074	AstraZeneca PLC	8,673,211
46,000	Cochlear Ltd	7,581,235
13,830	Coloplast A/S Class B	1,450,541
154,699	Diageo PLC	4,041,710
160,000	Experian PLC	7,411,610
926,477	Haleon PLC	4,677,727
46,785	Heineken NV	3,814,879
14,029	Lonza Group AG(a)	8,666,694
55,585	Nestle SA(a)	5,617,233
86,690	Novo Nordisk A/S Class B	5,927,718
102,000	Recruit Holdings Co Ltd	5,284,749
173,927	RELX PLC	8,734,258
39,335	Sanofi SA	4,355,258
28,000,000	Sumber Alfaria Trijaya Tbk PT	3,465,713
216,100	Terumo Corp	4,066,146
		98,388,566
Shares		Fair Value
Financial — 14.14%
149,364	3i Group PLC	$ 7,021,279
203,610	DBS Group Holdings Ltd	6,992,238
21,789	Deutsche Boerse AG	6,382,162
130,493	Goodman Group REIT	2,341,917
131,400	Hong Kong Exchanges & Clearing Ltd	5,845,225
360,000	Intermediate Capital Group PLC(a)	9,164,293
58,686	London Stock Exchange Group PLC(a)	8,712,709
50,000	Macquarie Group Ltd	6,222,348
7,884	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,980,503
371,546	NatWest Group PLC	2,193,277
208,827	QBE Insurance Group Ltd	2,885,404
114,400	Rakuten Bank Ltd(a)	4,974,616
140,500	Tokio Marine Holdings Inc	5,465,848
		73,181,819
Industrial — 20.94%
291,613	Atlas Copco AB Class A	4,658,061
299,200	Azbil Corp	2,324,302
17,165	Bilfinger SE	1,237,377
40,000	DSV A/S	7,735,248
90,679	Ferrovial SE	4,055,878
45,000	Georg Fischer AG(c)	3,293,501
301,300	Hitachi Ltd	7,074,345
38,800	Hoya Corp	4,378,910
47,600	IHI Corp	3,321,949
1,800	Inficon Holding AG	1,888,714
3,000	Interroll Holding AG	7,108,822
100,542	James Hardie Industries PLC(a)(c)	2,399,371
13,200	Keyence Corp	5,190,374
39,086	Legrand SA	4,139,360
24,000	MTU Aero Engines AG	8,339,367
479,640	Rolls-Royce Holdings PLC(a)	4,660,574
48,236	Safran SA	12,699,778
28,769	Schneider Electric SE	6,641,211
310,000	SIG Group AG	5,731,709
25,000	Sika AG	6,089,607
29,783	SPIE SA	1,274,220
11,500	VAT Group AG(b)	4,145,314
		108,387,992
Technology — 17.44%
64,500	Advantest Corp	2,875,184
20,516	ASML Holding NV	13,576,991
28,000	CyberArk Software Ltd(a)	9,464,000
79,280	Dassault Systemes SE	3,018,415
28,000	Disco Corp	5,718,207
107,400	Hamamatsu Photonics KK	1,046,986
117,850	Indra Sistemas SA	3,416,290
75,000	Kinaxis Inc(a)	8,268,997
28,000	Monday.com Ltd(a)	6,808,480
38,000	Nice Ltd Sponsored ADR(a)	5,858,460
28,000	Nova Ltd(a)	5,161,240

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
40,900	Otsuka Corp	$ 885,543
285,203	Sage Group PLC	4,475,947
60,559	SAP SE	16,226,813
20,850	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,461,100
		90,262,653
Utilities — 0.87%
217,373	SSE PLC	4,476,147
TOTAL COMMON STOCK — 97.22% (Cost $453,106,630)		$503,190,971
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,223,950	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.29%(e)	3,223,950
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.63% (Cost $3,223,950)		$3,223,950
TOTAL INVESTMENTS — 97.85% (Cost $456,330,580)		$506,414,921
OTHER ASSETS & LIABILITIES, NET — 2.15%		$11,150,613
TOTAL NET ASSETS — 100.00%		$517,565,534
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $13,529,538, representing 2.61% of net assets.
(c)	All or a portion of the security is on loan as of March 31, 2025.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Summary of Investments by Country as of March 31, 2025.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$87,072,827	17.19%
Japan	71,278,964	14.08
Switzerland	60,670,934	11.98
Germany	53,312,904	10.53
France	51,592,081	10.19
Israel	27,292,180	5.39
Netherlands	26,579,131	5.25
Denmark	19,119,492	3.78
Australia	19,030,904	3.76
Spain	15,151,861	2.99
Canada	14,952,597	2.95
Ireland	12,853,359	2.54
Sweden	11,535,572	2.28
Uruguay	9,169,089	1.81
Singapore	6,992,238	1.38
Hong Kong	5,845,225	1.15
China	3,814,800	0.75
Indonesia	3,465,713	0.68
Taiwan	3,461,100	0.68
United States	3,223,950	0.64
Total	$506,414,921	100.00%
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.85%
85,498	Air Liquide SA	$ 16,239,984
25,047	Akzo Nobel NV	1,542,542
190,262	Anglo American PLC	5,331,516
57,251	Antofagasta PLC	1,246,075
72,320	ArcelorMittal SA	2,089,083
8,854	Arkema SA	677,963
195,400	Asahi Kasei Corp	1,369,883
133,641	BASF SE	6,699,290
749,693	BHP Group Ltd	18,189,954
64,809	BlueScope Steel Ltd	868,050
40,954	Boliden AB	1,343,809
19,022	Brenntag SE	1,232,964
26,885	Covestro AG(a)	1,726,808
20,167	Croda International PLC	765,920
27,985	DSM-Firmenich AG	2,770,471
1,011	EMS-Chemie Holding AG(a)	688,823
33,441	Evonik Industries AG	724,969
253,563	Fortescue Ltd	2,454,250
1,375	Givaudan SA(a)	5,902,848
1,552,791	Glencore PLC	5,682,434
9,885	Holmen AB Class B(b)	391,455
92,747	ICL Group Ltd	526,718
86,200	JFE Holdings Inc(b)	1,058,235
210,200	Mitsubishi Chemical Group Corp	1,038,700
72,454	Mondi PLC	1,080,348
147,700	Nippon Paint Holdings Co Ltd	1,109,161
26,200	Nippon Sanso Holdings Corp	794,766
147,274	Nippon Steel Corp(b)	3,151,821
102,500	Nitto Denko Corp	1,895,898
210,192	Norsk Hydro ASA	1,215,119
173,386	Northern Star Resources Ltd	2,001,777
52,761	Novonesis / Novozymes Class B(a)	3,072,090
55,908	Rio Tinto Ltd	4,056,686
164,505	Rio Tinto PLC	9,870,949
260,600	Shin-Etsu Chemical Co Ltd	7,436,265
698,714	South32 Ltd	1,407,591
37,000	Sumitomo Metal Mining Co Ltd(b)	808,777
11,314	Syensqo SA	772,099
19,777	Symrise AG	2,050,368
207,600	Toray Industries Inc	1,418,721
79,981	UPM-Kymmene OYJ(a)(b)	2,145,762
24,574	Yara International ASA	741,288
		125,592,230
Communications — 5.03%
140,318	Auto Trader Group PLC(c)	1,356,463
113,326	Bollore SE(a)	663,911
988,716	BT Group PLC	2,120,126
55,407	CAR Group Ltd	1,104,297
27,851	Delivery Hero SE(a)(c)	667,803
29,500	Dentsu Group Inc	651,496
515,738	Deutsche Telekom AG	19,041,096
22,640	Elisa OYJ(a)	1,103,590
Shares		Fair Value
Communications — (continued)
323,263	Grab Holdings Ltd Class A(a)	$ 1,464,381
2,700	Hikari Tsushin Inc(b)	696,855
575,900	HKT Trust & HKT Ltd	769,357
192,058	Informa PLC	1,925,255
459,600	KDDI Corp	7,259,684
605,593	Koninklijke KPN NV	2,565,093
452,900	LY Corp	1,533,591
51,100	M3 Inc(a)(b)	583,738
39,500	MonotaRO Co Ltd	737,889
4,505,800	Nippon Telegraph & Telephone Corp(b)	4,354,729
805,348	Nokia OYJ(a)	4,241,616
276,270	Orange SA	3,578,853
91,824	Pearson PLC	1,452,017
204,835	Prosus NV	9,516,490
34,271	Publicis Groupe SA	3,233,433
225,400	Rakuten Group Inc(a)	1,293,112
10,920	Scout24 SE(c)	1,143,573
55,000	Sea Ltd ADR(a)	7,176,950
1,083,100	Singapore Telecommunications Ltd	2,747,125
4,283,300	SoftBank Corp(b)	5,975,098
143,000	SoftBank Group Corp	7,314,438
23,016	Spotify Technology SA(a)	12,659,491
3,941	Swisscom AG(a)	2,271,008
77,372	Tele2 AB Class B	1,043,373
1,491,963	Telecom Italia SpA(a)	503,987
412,943	Telefonaktiebolaget LM Ericsson Class B	3,213,010
606,973	Telefonica SA(b)	2,860,891
92,199	Telenor ASA	1,317,429
329,038	Telia Co AB(a)	1,187,926
636,022	Telstra Group Ltd	1,680,238
18,100	Trend Micro Inc	1,221,895
3,004,460	Vodafone Group PLC	2,822,292
8,000	Wix.com Ltd(a)	1,307,040
161,830	WPP PLC	1,229,333
67,800	ZOZO Inc(b)	649,375
		130,239,347
Consumer, Cyclical — 12.50%
29,726	Accor SA	1,355,667
39,731	AddTech AB Class B(a)	1,163,624
25,812	adidas AG(a)	6,088,049
78,800	Aisin Corp	860,724
67,455	Amadeus IT Group SA	5,165,922
28,500	ANA Holdings Inc(b)	526,074
86,126	Aristocrat Leisure Ltd	3,483,213
93,100	Asics Corp	1,974,425
49,988	Associated British Foods PLC	1,238,953
14,992	Avolta AG	656,718
90,600	Bandai Namco Holdings Inc	3,039,401
207,611	Barratt Redrow PLC(a)	1,141,773
43,408	Bayerische Motoren Werke AG	3,500,317
85,500	Bridgestone Corp	3,434,778
50,304	Bunzl PLC	1,933,719

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
80,879	Cie Financiere Richemont SA(a)	$ 14,118,718
100,034	Cie Generale des Etablissements Michelin SCA	3,515,862
247,286	Compass Group PLC	8,176,141
15,757	Continental AG	1,111,184
10,109	CTS Eventim AG & Co KGaA	1,014,161
68,400	Daimler Truck Holding AG	2,770,863
80,800	Daiwa House Industry Co Ltd(b)	2,672,424
283,200	Denso Corp	3,513,543
102,503	Deutsche Lufthansa AG(b)	746,862
3,146	D'ieteren Group	541,935
86,769	Entain PLC	655,354
21,861	Evolution AB(c)	1,628,845
27,800	Fast Retailing Co Ltd	8,275,821
16,398	FDJ United(a)(c)	515,982
18,874	Ferrari NV	8,060,365
332,000	Galaxy Entertainment Group Ltd	1,297,452
929,073	Genting Singapore Ltd	515,535
82,247	H & M Hennes & Mauritz AB Class B(b)	1,084,845
4,658	Hermes International SCA	12,255,792
672,100	Honda Motor Co Ltd	6,082,219
12,800	Hoshizaki Corp	495,470
9,190	IMCD NV	1,223,024
158,598	Industria de Diseno Textil SA	7,896,916
23,843	InterContinental Hotels Group PLC	2,566,571
84,800	Isuzu Motors Ltd	1,153,076
178,000	ITOCHU Corp	8,263,285
22,100	Japan Airlines Co Ltd(b)	378,559
406,834	JD Sports Fashion PLC	359,633
10,996	Kering SA	2,287,618
262,738	Kingfisher PLC	865,124
334,491	Lottery Corp Ltd	1,000,802
40,942	LVMH Moet Hennessy Louis Vuitton SE	25,354,581
213,400	Marubeni Corp(b)	3,423,323
51,200	MatsukiyoCocokara & Co	800,972
106,704	Mercedes-Benz Group AG(a)	6,303,208
503,200	Mitsubishi Corp(b)	8,883,876
378,000	Mitsui & Co Ltd	7,126,519
34,976	Moncler SpA	2,154,426
17,837	Next PLC	2,568,724
162,100	Nintendo Co Ltd	11,019,185
333,700	Nissan Motor Co Ltd(b)	855,832
11,700	Nitori Holdings Co Ltd(b)	1,144,721
161,900	Oriental Land Co Ltd(b)	3,192,786
57,400	Pan Pacific International Holdings Corp	1,576,683
349,100	Panasonic Holdings Corp	4,164,590
12,476	Pandora A/S	1,912,088
15,175	Puma SE	370,154
114,725	Qantas Airways Ltd	654,065
804	Rational AG	669,859
38,106	Reece Ltd	378,094
Shares		Fair Value
Consumer, Cyclical — (continued)
28,993	Renault SA	$ 1,468,689
35,399	Rexel SA(a)	954,039
371,701	Sands China Ltd(a)	745,664
56,600	Sekisui Chemical Co Ltd	965,360
91,700	Sekisui House Ltd	2,052,441
30,470	SGH Ltd	956,481
11,300	Shimano Inc	1,586,667
222,900	Singapore Airlines Ltd	1,122,854
13,381	Sodexo SA	859,454
914,100	Sony Group Corp	23,129,478
295,353	Stellantis NV	3,320,191
86,600	Subaru Corp	1,550,934
163,200	Sumitomo Corp(b)	3,723,874
105,000	Sumitomo Electric Industries Ltd	1,752,442
233,200	Suzuki Motor Corp	2,862,558
4,848	Swatch Group AG(a)	836,021
12,900	Toho Co Ltd(b)	640,998
51,500	Tokyo Gas Co Ltd	1,638,247
24,400	Toyota Industries Corp	2,086,865
1,400,875	Toyota Motor Corp	24,763,690
96,700	Toyota Tsusho Corp	1,629,188
123,256	Universal Music Group NV	3,403,478
238,862	Volvo AB Class B(b)	7,007,819
169,914	Wesfarmers Ltd	7,702,892
28,024	Whitbread PLC	892,373
143,500	Yamaha Motor Co Ltd	1,148,907
32,967	Zalando SE(a)(c)	1,143,474
15,300	Zensho Holdings Co Ltd	825,043
		323,931,145
Consumer, Non-Cyclical — 22.41%
3,257	Adyen NV(a)(c)	4,992,332
98,600	Aeon Co Ltd	2,472,881
140,800	Ajinomoto Co Inc	2,787,518
74,822	Alcon AG	7,099,486
18,847	Amplifon SpA(b)	382,615
134,551	Anheuser-Busch InBev SA	8,272,413
8,954	Argenx SE(a)	5,283,737
216,400	Asahi Group Holdings Ltd	2,764,850
64,674	Ashtead Group PLC(a)	3,495,887
271,000	Astellas Pharma Inc(b)	2,638,051
230,608	AstraZeneca PLC	33,857,735
574	Barry Callebaut AG	760,213
147,102	Bayer AG	3,526,331
14,854	Beiersdorf AG	1,918,904
6,667	BioMerieux	824,099
209,868	Brambles Ltd	2,651,317
292,452	British American Tobacco PLC	11,993,946
48,092	Bureau Veritas SA	1,459,120
14,199	Carlsberg AS Class B	1,797,277
80,222	Carrefour SA	1,147,331
16	Chocoladefabriken Lindt & Spruengli AG	2,099,615
127	Chocoladefabriken Lindt & Spruengli AG(b)	1,716,969

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
101,200	Chugai Pharmaceutical Co Ltd	$ 4,636,130
401,442	CK Hutchison Holdings Ltd	2,262,904
30,885	Coca-Cola Europacific Partners PLC(a)	2,690,305
32,526	Coca-Cola HBC AG	1,472,262
9,801	Cochlear Ltd	1,615,297
201,443	Coles Group Ltd	2,465,822
19,098	Coloplast A/S Class B	2,003,068
70,950	CSL Ltd	11,166,795
60,800	Dai Nippon Printing Co Ltd	865,637
262,400	Daiichi Sankyo Co Ltd	6,248,763
96,665	Danone SA(a)	7,393,471
92,203	Davide Campari-Milano NV(b)	541,965
13,662	Demant A/S(a)	459,126
333,163	Diageo PLC	8,704,310
3,419	DiaSorin SpA	339,548
36,510	Edenred SE	1,186,450
38,800	Eisai Co Ltd	1,080,085
44,693	EssilorLuxottica SA(a)	12,879,157
92,538	Essity AB Class B(b)	2,629,119
20,228	Eurofins Scientific SE(b)	1,079,020
137,693	Experian PLC	6,378,292
85,334	Fisher & Paykel Healthcare Corp Ltd(a)	1,628,547
31,863	Fresenius Medical Care AG(a)	1,585,507
63,252	Fresenius SE & Co KGaA(a)	2,700,468
167,400	FUJIFILM Holdings Corp	3,207,212
12,055	Galderma Group AG(a)	1,274,993
9,286	Genmab A/S	1,809,102
52,914	Grifols SA(a)	471,092
620,644	GSK PLC	11,856,634
1,295,605	Haleon PLC	6,541,433
19,967	Heineken Holding NV	1,445,090
42,457	Heineken NV	3,461,971
15,561	Henkel AG & Co KGaA	1,121,109
26,567	Hikma Pharmaceuticals PLC	670,797
120,695	Imperial Brands PLC(a)	4,464,403
24,599	Intertek Group PLC	1,597,943
5,705	Ipsen SA(a)	657,107
274,871	J Sainsbury PLC	837,121
179,700	Japan Tobacco Inc	4,939,261
18,666	JDE Peet's NV	408,106
40,089	Jeronimo Martins SGPS SA	849,628
69,800	Kao Corp(b)	3,021,413
22,928	Kerry Group PLC Class A(a)	2,400,908
40,961	Kesko OYJ Class B(a)	837,264
109,000	Kikkoman Corp	1,051,489
114,500	Kirin Holdings Co Ltd	1,586,531
25,000	Kobe Bussan Co Ltd	582,060
137,597	Koninklijke Ahold Delhaize NV(a)	5,139,959
119,629	Koninklijke Philips NV(a)	3,045,539
39,900	Kyowa Kirin Co Ltd	582,406
32,947	Lifco AB Class B	1,168,755
10,815	Lonza Group AG(a)	6,681,181
35,370	L'Oreal SA	13,146,819
62	Lotus Bakeries NV	551,185
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
295,642	Marks & Spencer Group PLC	$ 1,364,558
33,300	MEIJI Holdings Co Ltd(b)	721,548
19,601	Merck KGaA	2,697,301
70,690	Mowi ASA(a)	1,310,408
389,929	Nestle SA(a)	39,404,909
77,300	Nexi SpA(a)(b)(c)	412,281
30,800	Nissin Foods Holdings Co Ltd(b)	628,640
7,190	NMC Health PLC(a)(d)	464
293,246	Novartis AG(a)	32,570,775
479,501	Novo Nordisk A/S Class B	32,787,482
155,700	Olympus Corp	2,038,227
55,800	Ono Pharmaceutical Co Ltd(b)	600,333
16,438	Orion OYJ Class B	976,370
108,824	Orkla ASA	1,193,417
66,800	Otsuka Holdings Co Ltd	3,480,947
30,345	Pernod Ricard SA	2,997,871
32,055	QIAGEN NV(b)	1,273,472
16,591	Randstad NV(b)	689,628
100,032	Reckitt Benckiser Group PLC(a)	6,761,662
17,729	Recordati Industria Chimica e Farmaceutica SpA	1,004,668
205,400	Recruit Holdings Co Ltd	10,642,035
273,945	RELX PLC	13,756,958
385,496	Rentokil Initial PLC	1,748,941
104,421	Roche Holding AG(a)	34,367,837
4,792	Roche Holding AG	1,663,354
10,043	Salmar ASA	482,833
63,930	Sandoz Group AG	2,680,843
168,949	Sanofi SA	18,706,408
4,897	Sartorius Stedim Biotech	970,182
64,300	Secom Co Ltd	2,190,000
74,704	Securitas AB Class B(a)	1,057,134
331,400	Seven & i Holdings Co Ltd	4,798,973
22,519	SGS SA	2,243,766
115,600	Shionogi & Co Ltd	1,744,949
60,600	Shiseido Co Ltd	1,149,274
42,039	Siemens Healthineers AG(c)	2,268,026
114,680	Smith & Nephew PLC	1,611,957
70,722	Sonic Healthcare Ltd	1,148,307
7,678	Sonova Holding AG(a)	2,241,826
16,518	Straumann Holding AG	1,999,735
21,600	Suntory Beverage & Food Ltd	712,620
27,834	Swedish Orphan Biovitrum AB(a)	797,617
77,700	Sysmex Corp	1,483,294
238,152	Takeda Pharmaceutical Co Ltd(b)	7,058,535
200,800	Terumo Corp	3,778,260
1,025,960	Tesco PLC	4,412,666
169,634	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	2,607,275
34,900	TOPPAN Holdings Inc	954,071
467,003	Transurban Group	3,933,430
133,588	Treasury Wine Estates Ltd	819,061

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,930	UCB SA	$ 3,332,916
171,300	Unicharm Corp	1,364,368
368,934	Unilever PLC	22,008,541
1,234,145	WH Group Ltd(c)	1,133,197
304,700	Wilmar International Ltd	755,548
107,061	Wise PLC Class A(a)	1,313,474
35,713	Wolters Kluwer NV	5,560,398
184,545	Woolworths Group Ltd	3,426,519
37,800	Yakult Honsha Co Ltd(b)	719,276
8,981	Zealand Pharma A/S(a)	674,424
		580,596,975
Diversified — 0.03%
22,079	Jardine Matheson Holdings Ltd(a)	880,511
Energy — 3.73%
52,126	Aker BP ASA(a)	1,235,858
163,641	APA Group	810,643
2,381,959	BP PLC	13,364,785
14,805	DCC PLC(a)	988,489
408,750	ENEOS Holdings Inc	2,155,752
307,614	Eni SpA(b)	4,757,736
127,150	Equinor ASA	3,357,873
69,590	Galp Energia SGPS SA	1,219,221
134,380	Idemitsu Kosan Co Ltd	950,509
132,200	Inpex Corp	1,833,719
63,045	Neste OYJ(a)(b)	583,120
22,501	OMV AG	1,158,724
176,295	Repsol SA	2,340,769
475,505	Santos Ltd	1,992,581
906,608	Shell PLC	32,995,142
319,420	TotalEnergies SE(a)	20,581,245
151,210	Vestas Wind Systems A/S(a)	2,091,915
284,305	Woodside Energy Group Ltd	4,130,374
		96,548,455
Financial — 24.80%
145,747	3i Group PLC	6,851,252
69,451	ABN AMRO Bank NV(c)	1,463,433
40,284	Admiral Group PLC	1,486,775
175,045	Aegon Ltd	1,149,665
29,449	AerCap Holdings NV	3,008,804
23,924	Ageas SA(a)	1,434,089
1,594,600	AIA Group Ltd	12,070,920
320,435	AIB Group PLC(a)	2,069,764
57,495	Allianz SE	22,003,969
10,348	Amundi SA(c)	810,721
445,943	ANZ Group Holdings Ltd	8,164,824
23,733	ASR Nederland NV	1,364,358
29,032	ASX Ltd	1,189,842
402,079	Aviva PLC	2,896,792
264,118	AXA SA	11,284,679
7,576	Azrieli Group Ltd	511,335
6,188	Baloise Holding AG(a)	1,298,708
844,220	Banco Bilbao Vizcaya Argentaria SA	11,521,596
Shares		Fair Value
Financial — (continued)
196,925	Banco BPM SpA	$ 2,003,922
785,052	Banco de Sabadell SA	2,204,162
2,238,840	Banco Santander SA	15,082,900
191,791	Bank Hapoalim BM	2,600,883
225,766	Bank Leumi Le-Israel BM	3,040,298
157,333	Bank of Ireland Group PLC	1,858,946
4,628	Banque Cantonale Vaudoise(b)	505,714
2,106,766	Barclays PLC	7,920,174
153,456	BNP Paribas SA	12,825,792
552,500	BOC Hong Kong Holdings Ltd	2,237,030
140,887	BPER Banca SpA	1,105,923
598,552	CaixaBank SA	4,662,576
609,940	CapitaLand Ascendas REIT(a)	1,205,147
934,528	CapitaLand Integrated Commercial Trust REIT(a)	1,452,212
388,357	Capitaland Investment Ltd	785,454
81,000	Chiba Bank Ltd(b)	766,717
263,924	CK Asset Holdings Ltd	1,067,824
142,787	Commerzbank AG	3,267,688
247,262	Commonwealth Bank of Australia	23,513,163
79,405	Computershare Ltd	1,957,262
151,900	Concordia Financial Group Ltd	1,008,469
8,357	Covivio SA REIT	467,799
159,795	Credit Agricole SA	2,909,404
28,928	CVC Capital Partners PLC(a)	573,884
540,000	Dai-ichi Life Holdings Inc	4,123,186
8,500	Daito Trust Construction Co Ltd	869,756
199,500	Daiwa Securities Group Inc	1,343,283
104,175	Danske Bank A/S(a)	3,409,796
291,533	DBS Group Holdings Ltd	10,011,631
272,650	Deutsche Bank AG	6,499,223
28,195	Deutsche Boerse AG	8,319,234
133,572	DNB Bank ASA	3,514,638
55,752	EQT AB	1,700,048
45,491	Erste Group Bank AG	3,146,670
7,045	Eurazeo SE	521,733
11,424	Euronext NV(c)	1,657,994
15,124	EXOR NV	1,373,462
95,402	Fastighets AB Balder Class B(a)(b)	596,986
94,611	FinecoBank Banca Fineco SpA(b)	1,873,927
8,100	Futu Holdings Ltd ADR	829,035
7,059	Gecina SA REIT	662,373
140,997	Generali	4,953,112
34,506	Gjensidige Forsikring ASA(a)	793,060
289,387	Goodman Group REIT	5,193,538
263,260	GPT Group REIT	722,073
13,148	Groupe Bruxelles Lambert NV	981,089
117,700	Hang Seng Bank Ltd	1,602,933
9,087	Hannover Rueck SE	2,708,459
5,430	Helvetia Holding AG	1,126,247

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
242,830	Henderson Land Development Co Ltd	$ 698,450
180,612	Hong Kong Exchanges & Clearing Ltd	8,034,382
182,500	Hongkong Land Holdings Ltd	788,400
2,659,639	HSBC Holdings PLC	30,147,647
63,900	Hulic Co Ltd	613,390
19,677	Industrivarden AB Class A	722,972
23,521	Industrivarden AB Class C	864,094
129,520	Infratil Ltd	763,293
463,900	ING Groep NV	9,088,433
361,678	Insurance Australia Group Ltd	1,759,403
2,234,340	Intesa Sanpaolo SpA	11,515,086
23,025	Investment AB Latour Class B	626,739
259,166	Investor AB Class B	7,729,394
185,223	Israel Discount Bank Ltd Class A	1,290,287
152,000	Japan Exchange Group Inc	1,564,222
273,300	Japan Post Bank Co Ltd	2,774,973
287,600	Japan Post Holdings Co Ltd(b)	2,883,885
33,100	Japan Post Insurance Co Ltd	674,577
31,391	Julius Baer Group Ltd(a)	2,175,900
34,367	KBC Group NV	3,132,340
30,640	Klepierre SA REIT	1,025,577
13,069	L E Lundbergforetagen AB Class B	654,851
103,312	Land Securities Group PLC REIT	735,685
11,321	LEG Immobilien SE	800,235
882,999	Legal & General Group PLC	2,783,526
370,044	Link REIT	1,734,090
8,895,859	Lloyds Banking Group PLC	8,341,302
72,247	London Stock Exchange Group PLC(a)	10,726,018
325,926	M&G PLC	839,362
54,216	Macquarie Group Ltd	6,747,017
425,961	Medibank Pvt Ltd	1,190,497
72,567	Mediobanca Banca di Credito Finanziario SpA(a)	1,361,193
157,300	Mitsubishi Estate Co Ltd	2,571,216
133,200	Mitsubishi HC Capital Inc	902,618
1,702,300	Mitsubishi UFJ Financial Group Inc(b)	23,208,849
401,100	Mitsui Fudosan Co Ltd	3,591,881
22,093	Mizrahi Tefahot Bank Ltd	993,597
353,010	Mizuho Financial Group Inc(b)	9,687,912
192,700	MS&AD Insurance Group Holdings Inc(b)	4,190,810
19,642	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,408,300
462,520	National Australia Bank Ltd	9,948,227
1,144,557	NatWest Group PLC	6,756,446
1,070	Nippon Building Fund Inc REIT	908,847
40,154	NN Group NV	2,234,406
Shares		Fair Value
Financial — (continued)
451,600	Nomura Holdings Inc	$ 2,782,725
459,379	Nordea Bank Abp	5,875,680
172,800	ORIX Corp	3,607,875
506,985	Oversea-Chinese Banking Corp Ltd	6,497,536
3,378	Partners Group Holding AG	4,807,577
114,527	Phoenix Group Holdings PLC	849,423
403,636	Prudential PLC	4,354,613
225,558	QBE Insurance Group Ltd	3,116,579
7,397	REA Group Ltd	1,026,296
315,400	Resona Holdings Inc	2,754,013
29,400	Sagax AB Class B	616,840
370,450	Sampo OYJ Class A	3,550,099
43,940	SBI Holdings Inc	1,186,509
780,936	Scentre Group REIT	1,652,304
120,687	Schroders PLC	546,096
185,478	Segro PLC REIT	1,658,412
128,300	Singapore Exchange Ltd	1,270,175
643,178	Sino Land Co Ltd	643,844
238,405	Skandinaviska Enskilda Banken AB Class A(b)	3,922,063
107,850	Societe Generale SA	4,865,550
2,605	Sofina SA	667,139
133,450	Sompo Holdings Inc(b)	4,063,712
299,734	Standard Chartered PLC	4,445,934
360,597	Stockland REIT	1,112,645
550,200	Sumitomo Mitsui Financial Group Inc	14,148,178
98,672	Sumitomo Mitsui Trust Holdings Inc(b)	2,483,701
46,500	Sumitomo Realty & Development Co Ltd(b)	1,747,168
216,500	Sun Hung Kai Properties Ltd	2,062,736
165,548	Suncorp Group Ltd	2,005,062
218,399	Svenska Handelsbanken AB Class A(b)	2,468,239
127,125	Swedbank AB Class A(b)	2,895,207
61,000	Swire Pacific Ltd Class A	537,766
4,312	Swiss Life Holding AG(a)	3,933,878
11,575	Swiss Prime Site AG(a)	1,420,464
45,338	Swiss Re AG(a)	7,715,570
73,300	T&D Holdings Inc	1,568,843
9,781	Talanx AG	1,028,732
261,500	Tokio Marine Holdings Inc	10,173,091
51,122	Tryg A/S	1,216,114
485,864	UBS Group AG(a)	14,923,117
17,691	Unibail-Rodamco-Westfield REIT	1,491,541
206,005	UniCredit SpA	11,563,538
54,715	Unipol Assicurazioni SpA	875,876
189,306	United Overseas Bank Ltd	5,341,555
577,875	Vicinity Ltd REIT	800,181
110,887	Vonovia SE(b)	2,984,014
35,052	Washington H Soul Pattinson & Co Ltd(b)	763,725
502,687	Westpac Banking Corp	10,017,295
191,000	Wharf Holdings Ltd	453,602
262,300	Wharf Real Estate Investment Co Ltd	636,897

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
21,562	Zurich Insurance Group AG(a)	$ 15,050,451
		642,508,864
Industrial — 14.78%
232,653	ABB Ltd(a)	12,004,420
4,295	Acciona SA	562,143
26,696	ACS Actividades de Construccion y Servicios SA	1,527,933
11,231	Aena SME SA(c)	2,634,847
4,717	Aeroports de Paris SA	480,208
29,400	AGC Inc	895,017
87,748	Airbus SE	15,451,212
43,906	Alfa Laval AB(b)	1,882,475
49,297	Alstom SA(a)	1,091,966
450	AP Moller - Maersk A/S Class A	770,854
647	AP Moller - Maersk A/S Class B(b)	1,126,058
151,472	Assa Abloy AB Class B	4,547,381
404,888	Atlas Copco AB Class A	6,467,451
233,717	Atlas Copco AB Class B	3,286,557
267,006	Auckland International Airport Ltd(b)	1,238,511
452,501	BAE Systems PLC	9,134,238
56,027	Beijer Ref AB	788,151
29,080	Bouygues SA	1,146,348
79,338	Cellnex Telecom SA(c)	2,820,376
113,400	Central Japan Railway Co	2,163,009
65,464	Cie de Saint-Gobain SA(a)	6,521,337
97,000	CK Infrastructure Holdings Ltd	580,782
48,400	Daifuku Co Ltd	1,189,745
39,600	Daikin Industries Ltd	4,297,339
2,573	Dassault Aviation SA	848,387
144,940	Deutsche Post AG(a)	6,222,770
30,603	DSV A/S	5,918,045
132,800	East Japan Railway Co	2,617,564
11,077	Eiffage SA	1,289,686
4,009	Elbit Systems Ltd	1,537,445
92,990	Epiroc AB Class A	1,872,292
59,749	Epiroc AB Class B	1,052,376
141,200	FANUC Corp	3,847,101
72,967	Ferrovial SE	3,263,623
21,300	Fuji Electric Co Ltd	910,570
36,400	Fujikura Ltd	1,348,070
23,224	GEA Group AG	1,411,766
5,047	Geberit AG(a)	3,161,879
49,166	Getlink SE	849,143
56,378	Halma PLC	1,890,848
31,700	Hankyu Hanshin Holdings Inc(b)	852,961
20,607	Heidelberg Materials AG	3,552,196
310,876	Hexagon AB Class B	3,323,191
685,000	Hitachi Ltd	16,083,392
78,044	Holcim AG	8,398,566
52,200	Hoya Corp	5,891,213
41,235	Indutrade AB	1,142,699
Shares		Fair Value
Industrial — (continued)
57,078	Infrastrutture Wireless Italiane SpA(c)	$ 604,225
38,481	InPost SA(a)	564,760
64,305	James Hardie Industries PLC(a)(b)	1,534,598
60,700	Kajima Corp	1,241,644
61,000	Kawasaki Kisen Kaisha Ltd(b)	829,137
218,100	Keppel Ltd	1,112,511
28,660	Keyence Corp	11,269,403
23,148	Kingspan Group PLC	1,869,859
10,450	Knorr-Bremse AG	951,004
131,900	Komatsu Ltd	3,862,445
51,340	Kone OYJ Class B	2,832,727
11,927	Kongsberg Gruppen ASA	1,748,679
150,600	Kubota Corp	1,861,025
7,416	Kuehne + Nagel International AG(a)	1,712,583
191,900	Kyocera Corp	2,167,518
39,050	Legrand SA	4,135,547
57,539	Leonardo SpA(a)	2,802,092
38,700	Makita Corp	1,282,266
209,087	Melrose Industries PLC	1,290,391
86,540	Metso OYJ(a)(b)	897,269
55,400	MINEBEA MITSUMI Inc	809,754
284,800	Mitsubishi Electric Corp	5,252,362
479,900	Mitsubishi Heavy Industries Ltd	8,241,609
51,000	Mitsui OSK Lines Ltd(b)	1,775,678
222,702	MTR Corp Ltd	729,608
8,149	MTU Aero Engines AG	2,831,563
253,400	Murata Manufacturing Co Ltd	3,908,682
230,206	Nibe Industrier AB Class B	875,590
125,000	Nidec Corp	2,097,785
66,200	Nippon Yusen KK(b)	2,187,784
97,200	Obayashi Corp(b)	1,296,682
27,000	Omron Corp(b)	762,391
68,448	Poste Italiane SpA(c)	1,221,138
42,685	Prysmian SpA	2,349,688
6,522	Rheinmetall AG	9,332,507
1,533	ROCKWOOL A/S Class B	635,441
1,247,440	Rolls-Royce Holdings PLC(a)	12,121,147
47,961	Saab AB Class B	1,885,799
53,659	Safran SA	14,127,568
157,331	Sandvik AB	3,308,906
6,087	Schindler Holding AG(a)	1,907,737
3,679	Schindler Holding AG	1,114,930
80,892	Schneider Electric SE	18,673,600
12,100	SCREEN Holdings Co Ltd	789,422
47,900	SG Holdings Co Ltd	477,702
35,400	Shimadzu Corp	884,244
113,153	Siemens AG	26,132,344
95,450	Siemens Energy AG(a)	5,658,486
46,822	SIG Group AG	865,710
22,827	Sika AG	5,560,298
240,600	Singapore Technologies Engineering Ltd	1,208,330
227,000	SITC International Holdings Co Ltd	616,987
48,882	Skanska AB Class B(b)	1,078,877

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
45,563	SKF AB Class B(b)	$ 923,042
8,600	SMC Corp	3,077,458
51,591	Smiths Group PLC	1,293,908
11,053	Spirax Group PLC	890,307
87,160	Stora Enso OYJ Class R	825,955
97,240	Svenska Cellulosa AB SCA Class B	1,283,003
24,200	Taisei Corp(a)	1,077,180
288,200	TDK Corp	3,020,073
205,500	Techtronic Industries Co Ltd	2,462,768
61,340	Tenaris SA	1,200,350
13,876	Thales SA	3,688,550
42,046	Tokyo Metro Co Ltd(b)	510,947
79,500	Tokyu Corp	895,015
32,850	Trelleborg AB Class B	1,221,746
4,042	VAT Group AG(c)	1,456,988
72,798	Vinci SA	9,176,954
72,945	Wartsila OYJ Abp	1,301,595
65,700	West Japan Railway Co	1,281,640
358,600	Yangzijiang Shipbuilding Holdings Ltd(a)	629,353
32,200	Yaskawa Electric Corp	806,871
33,600	Yokogawa Electric Corp(b)	655,738
		382,863,614
Technology — 6.56%
115,300	Advantest Corp	5,139,670
7,032	ASM International NV	3,204,445
58,703	ASML Holding NV	38,848,220
11,231	BE Semiconductor Industries NV	1,173,716
140,100	Canon Inc	4,368,763
52,800	Capcom Co Ltd	1,303,186
23,387	Capgemini SE	3,514,096
13,175	Check Point Software Technologies Ltd(a)	3,002,846
7,180	CyberArk Software Ltd(a)	2,426,840
100,205	Dassault Systemes SE	3,815,090
13,600	Disco Corp	2,777,415
254,900	Fujitsu Ltd	5,072,738
15,204	Global-e Online Ltd(a)	542,022
189,966	Infineon Technologies AG	6,332,517
15,100	Konami Group Corp	1,783,043
12,100	Lasertec Corp	1,040,000
22,769	Logitech International SA(a)	1,929,336
5,498	Monday.com Ltd(a)	1,336,894
184,000	NEC Corp	3,919,333
8,357	Nemetschek SE	974,229
48,200	Nexon Co Ltd	660,164
9,070	Nice Ltd(a)	1,400,045
57,369	Nomura Research Institute Ltd	1,867,496
4,413	Nova Ltd(a)	819,308
95,100	NTT Data Group Corp(b)	1,722,742
48,400	Obic Co Ltd	1,395,518
6,600	Oracle Corp Japan	694,540
34,200	Otsuka Corp	740,479
9,074	Pro Medicus Ltd	1,148,549
Shares		Fair Value
Technology — (continued)
253,500	Renesas Electronics Corp	$ 3,400,107
83,800	Ricoh Co Ltd(b)	886,450
150,444	Sage Group PLC	2,361,053
155,420	SAP SE	41,644,861
28,100	SCSK Corp	694,848
44,400	Seiko Epson Corp(b)	711,312
102,026	STMicroelectronics NV(a)	2,237,186
8,564	Teleperformance SE(a)(b)	861,123
8,441	Temenos AG	655,377
32,500	TIS Inc	899,369
65,600	Tokyo Electron Ltd	8,995,898
27,754	WiseTech Global Ltd	1,431,222
21,726	Xero Ltd(a)	2,123,581
		169,855,627
Utilities — 3.15%
3,443	BKW AG	602,195
776,767	Centrica PLC	1,503,520
102,200	Chubu Electric Power Co Inc	1,108,075
246,000	CLP Holdings Ltd	2,002,631
133,474	Contact Energy Ltd	694,992
336,170	E.ON SE	5,074,417
47,608	EDP Renovaveis SA	396,649
471,439	EDP SA	1,586,400
44,037	Endesa SA	1,166,625
1,217,834	Enel SpA	9,872,408
272,015	Engie SA	5,300,453
61,303	Fortum OYJ(a)(b)	1,003,870
1,725,229	Hong Kong & China Gas Co Ltd	1,484,688
845,263	Iberdrola SA	13,649,419
132,700	Kansai Electric Power Co Inc	1,574,888
190,448	Meridian Energy Ltd	605,510
731,578	National Grid PLC	9,538,190
252,884	Origin Energy Ltd	1,673,431
26,729	Orsted A/S(a)(c)	1,167,285
54,400	Osaka Gas Co Ltd	1,230,927
207,000	Power Assets Holdings Ltd	1,239,631
60,763	Redeia Corp SA(a)	1,219,595
94,671	RWE AG	3,380,193
133,800	Sembcorp Industries Ltd	626,172
42,039	Severn Trent PLC	1,375,728
309,372	Snam SpA	1,604,047
162,955	SSE PLC	3,355,571
207,303	Terna - Rete Elettrica Nazionale	1,873,460
106,788	United Utilities Group PLC	1,392,682
105,355	Veolia Environnement SA	3,623,361
10,010	Verbund AG	708,421
		81,635,434
TOTAL COMMON STOCK — 97.84% (Cost $2,154,573,223)		$2,534,652,202

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.21%
7,888	Bayerische Motoren Werke AG	$ 595,060
17,842	Dr Ing hc F Porsche AG	893,581
23,461	Porsche Automobil Holding SE	883,510
29,326	Volkswagen AG(a)	2,992,382
		5,364,533
Consumer, Non-Cyclical — 0.08%
25,910	Henkel AG & Co KGaA	2,061,591
Industrial — 0.03%
3,924	Sartorius AG	914,766
TOTAL PREFERRED STOCK — 0.32% (Cost $11,507,238)		$8,340,890
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(a)(d)	18,894
Utilities — 0.01%
907,090	Iberdrola SA(a)	222,627
TOTAL RIGHTS — 0.01% (Cost $179,192)		$241,521
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
142,277,141	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 4.29%(g)	$ 142,277,141
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 5.49% (Cost $142,277,141)		$142,277,141
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.78%
$ 23,274,700	U.S. Treasury Bills(h) 4.23%, 05/15/2025	20,225,159
TOTAL SHORT TERM INVESTMENTS — 0.78% (Cost $20,225,159)		$20,225,159
TOTAL INVESTMENTS — 104.44% (Cost $2,328,761,953)		$2,705,736,913
OTHER ASSETS & LIABILITIES, NET — (4.44)%		$(115,050,871)
TOTAL NET ASSETS — 100.00%		$2,590,686,042

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $29,098,983, representing 1.12% of net assets.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2025.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
MSCI EAFE Index Futures	416	USD	50,259	Jun 2025	$(1,031,455)
				Net Depreciation	$(1,031,455)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	14,126	AUD	22,708	04/02/2025	$(64)
CGM	USD	75,141	AUD	120,786	04/11/2025	(335)
CGM	USD	16,239	AUD	25,744	04/16/2025	152
CGM	USD	38,061	AUD	61,176	04/23/2025	(167)
CGM	USD	465,646	DKK	3,219,849	04/01/2025	(1,022)
CGM	USD	231,988	EUR	214,490	04/01/2025	59
CGM	USD	11,593	EUR	10,717	04/03/2025	3
CGM	USD	151,468	GBP	119,683	04/04/2025	(3,132)
CGM	USD	10,448	GBP	8,069	04/25/2025	26
CGM	USD	229,717	GBP	177,406	04/28/2025	567
CGM	USD	226,497	GBP	175,646	05/07/2025	(378)
CGM	USD	23,344	GBP	18,103	05/08/2025	(39)
CGM	USD	87,288	GBP	67,605	05/09/2025	(35)
CGM	USD	48,313	GBP	37,466	05/14/2025	(81)
CGM	USD	969,156	GBP	750,000	06/02/2025	409
CGM	USD	12,426	HKD	96,476	04/22/2025	20
CGM	USD	11,287	JPY	1,676,200	05/01/2025	73
CGM	USD	6,271	JPY	930,580	05/08/2025	40
CGM	USD	37,140	JPY	5,508,000	05/13/2025	237
CGM	USD	3,737	JPY	553,350	05/27/2025	24
CGM	USD	38,055	JPY	5,633,800	05/29/2025	239
CGM	USD	50,198	SEK	501,932	04/01/2025	264
MEL	USD	87,194	AUD	137,205	04/01/2025	1,462
MEL	USD	38,796	AUD	61,766	04/10/2025	201
MEL	USD	22,751	AUD	36,041	04/14/2025	230
MEL	USD	63,834	CHF	56,356	04/01/2025	133
MEL	USD	154,491	CHF	136,102	04/02/2025	614
MEL	USD	3,559,716	CHF	3,214,000	04/10/2025	(77,575)
MEL	USD	2,663	EUR	2,468	04/01/2025	(6)
MEL	USD	35,096	EUR	32,476	04/02/2025	(24)
MEL	USD	55,033	EUR	50,987	04/08/2025	(122)
MEL	USD	3,493,729	EUR	3,375,000	04/10/2025	(157,524)
MEL	USD	128,196	EUR	118,509	05/09/2025	(212)
MEL	USD	124,945	GBP	99,303	04/10/2025	(3,327)
MEL	USD	12,348	GBP	9,814	04/11/2025	(329)
MEL	USD	9,600	ILS	35,508	04/07/2025	50
MEL	USD	154,115	JPY	24,075,612	04/01/2025	(6,400)
MEL	USD	32,999	JPY	5,066,425	04/28/2025	(887)
MEL	USD	51,320	JPY	7,703,040	05/23/2025	(349)
MEL	USD	416,187	JPY	62,440,787	05/27/2025	(2,838)
MEL	USD	183,490	JPY	27,523,000	05/29/2025	(1,254)
MEL	USD	143,559	JPY	21,531,168	05/30/2025	(982)
MEL	USD	231,790	JPY	34,748,425	06/03/2025	(1,581)
MEL	USD	327,799	JPY	49,135,987	06/04/2025	(2,236)
MEL	USD	43,784	JPY	6,562,340	06/05/2025	(299)
MEL	USD	254,816	JPY	38,187,728	06/06/2025	(1,738)
MEL	USD	73,128	JPY	10,955,650	06/09/2025	(499)
MEL	USD	77,501	JPY	11,609,470	06/10/2025	(529)
MEL	USD	20,584	JPY	3,083,035	06/11/2025	(140)
MEL	USD	35,116	JPY	5,175,650	06/17/2025	302
MEL	USD	54,483	JPY	8,154,220	06/18/2025	(371)
MEL	USD	531,324	JPY	79,504,282	06/20/2025	(3,626)
MEL	USD	222,413	JPY	33,269,952	06/23/2025	(1,520)
MEL	USD	525,853	JPY	78,651,962	06/24/2025	(3,594)
MEL	USD	343,573	JPY	51,382,882	06/25/2025	(2,350)
MEL	USD	202,416	JPY	30,268,925	06/26/2025	(1,385)
MEL	USD	337,912	JPY	50,525,398	06/27/2025	(2,313)
MEL	USD	1,082,464	JPY	161,800,815	06/30/2025	(7,412)
MEL	USD	9,683	NZD	16,687	04/04/2025	208
MEL	USD	511,896	SEK	5,129,406	04/02/2025	1,541
MEL	USD	64,704	SEK	648,922	04/03/2025	135
					Net Depreciation	$(279,686)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
Summary of Investments by Country as of March 31, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$553,644,519	20.46%
United Kingdom	367,534,209	13.58
France	286,370,888	10.58
Switzerland	265,769,634	9.82
Germany	254,682,247	9.41
Australia	165,231,675	6.11
United States	162,502,300	6.01
Netherlands	117,692,805	4.35
Sweden	94,113,791	3.48
Spain	76,425,930	2.82
Italy	73,737,226	2.73
Denmark	60,850,165	2.25
Hong Kong	53,213,038	1.97
Singapore	43,293,115	1.60
Finland	26,174,918	0.97
Israel	23,942,834	0.88
Ireland	20,109,660	0.74
Belgium	19,685,206	0.73
Norway	16,910,603	0.62
New Zealand	7,054,434	0.26
Austria	5,013,815	0.19
Luxembourg	4,942,337	0.18
Portugal	3,655,248	0.14
Chile	1,246,075	0.05
Macau	745,664	0.03
China	629,353	0.02
Poland	564,760	0.02
United Arab Emirates	464	0.00
Total	$2,705,736,913	100.00%
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.91%
73,254	Agnico Eagle Mines Ltd	$ 7,936,496
42,600	Boliden AB	1,397,818
37,656	Croda International PLC	1,430,132
138,260	Franco-Nevada Corp	21,745,169
1,600,268	Glencore PLC	5,856,176
242,600	ICL Group Ltd	1,377,747
75,800	Kaneka Corp(a)	1,935,554
1,035,500	Kingboard Holdings Ltd	2,960,321
347,200	Mitsubishi Chemical Group Corp	1,715,683
178,300	Mitsubishi Gas Chemical Co Inc(a)	2,785,700
75,100	Mitsui Chemicals Inc	1,686,796
95,400	Nippon Soda Co Ltd(a)	1,853,735
205,400	Nitto Denko Corp	3,799,194
19,309	Novonesis / Novozymes Class B(b)	1,124,296
1,385,700	Perseus Mining Ltd	2,914,859
86,000	Rio Tinto Ltd	6,240,163
41,024	Symrise AG	4,253,136
150,100	Tokuyama Corp(a)	2,814,808
114,537	Wheaton Precious Metals Corp	8,888,049
58,600	Yara International ASA	1,767,700
		84,483,532
Communications — 2.44%
1,430,200	Airtel Africa PLC(c)	3,077,529
2,057,600	BT Group PLC	4,412,158
330,600	M3 Inc(a)(b)	3,776,590
1,726,600	Nippon Telegraph & Telephone Corp	1,668,710
795,200	Nokia OYJ(b)	4,188,169
192,200	Orange SA	2,489,795
224,800	ProSiebenSat.1 Media SE(a)	1,417,939
51,600	Prosus NV	2,397,300
304,500	Telefonaktiebolaget LM Ericsson Class B	2,369,241
298,600	Television Francaise 1 SA	2,905,309
52,900	United Internet AG	1,092,444
		29,795,184
Consumer, Cyclical — 10.92%
111,011	Amadeus IT Group SA	8,501,581
121,685	Associated British Foods PLC	3,015,964
68,000	Avolta AG	2,978,709
44,700	Bayerische Motoren Werke AG(a)	3,604,501
204,400	Betsson AB Class B	3,166,972
16,171	Cie Financiere Richemont SA(b)	2,822,906
67,700	Cie Generale des Etablissements Michelin SCA	2,379,430
360,400	Citizen Watch Co Ltd(a)	2,156,612
95,500	Daimler Truck Holding AG	3,868,676
Shares		Fair Value
Consumer, Cyclical — (continued)
56,300	Daiwa House Industry Co Ltd(a)	$ 1,862,097
111,800	Daiwabo Holdings Co Ltd	1,897,026
364,500	Harvey Norman Holdings Ltd(a)	1,146,431
495,900	Honda Motor Co Ltd	4,487,684
44,000	HUGO BOSS AG	1,672,802
440,100	International Consolidated Airlines Group SA	1,246,098
227,300	Isuzu Motors Ltd(a)	3,090,734
158,700	Iveco Group NV	2,608,692
185,000	Jardine Cycle & Carriage Ltd	3,631,057
984,300	Kingfisher PLC	3,241,028
73,400	Kohnan Shoji Co Ltd	1,838,391
3,294	LVMH Moet Hennessy Louis Vuitton SE	2,039,910
112,400	Marubeni Corp	1,803,100
72,400	Mercedes-Benz Group AG(b)	4,276,806
84,000	Mitsui & Co Ltd	1,583,671
15,400	Mitsui-Soko Holdings Co Ltd(a)	820,024
140,500	NGK Insulators Ltd	1,731,099
181,700	Okamura Corp	2,395,838
415,400	Pets at Home Group PLC	1,160,119
603,400	Pirelli & C SpA(c)	3,591,721
700,800	Qantas Airways Ltd	3,995,370
65,700	Rexel SA(b)	1,770,682
72,200	Ryanair Holdings PLC	1,459,012
128,228	Ryanair Holdings PLC Sponsored ADR	5,433,020
215,300	Sankyo Co Ltd(a)	3,146,190
423,994	Schaeffler AG(b)	1,762,958
117,500	Sojitz Corp(a)	2,589,729
166,012	Stellantis NV	1,866,213
129,400	Subaru Corp	2,317,446
104,600	Sumitomo Corp	2,386,747
76,900	Sumitomo Forestry Co Ltd	2,318,425
202,900	Super Retail Group Ltd	1,650,579
112,500	Tokmanni Group Corp(a)	1,543,517
153,500	Toyota Boshoku Corp(a)	2,046,955
241,600	Toyota Motor Corp	4,270,836
42,500	Traton SE	1,439,386
279,300	Volvo AB Class B(a)	8,194,204
303,600	Yamaha Motor Co Ltd	2,430,719
106,600	Yokohama Rubber Co Ltd	2,458,032
1,030,400	Yue Yuen Industrial Holdings Ltd	1,655,482
		133,355,181
Consumer, Non-Cyclical — 21.07%
27,800	Adecco Group AG(a)(b)	835,965
63,103	Agilent Technologies Inc	7,381,789
52,700	Arcs Co Ltd	1,022,231
70,700	Bayer AG	1,694,821
33,298	Beiersdorf AG	4,301,579
68,800	British American Tobacco PLC	2,821,603
49,337	Bruker Corp	2,059,326
14,020	Carlsberg AS Class B	1,774,620

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
212,700	Carrefour SA	$ 3,042,025
155	Chocoladefabriken Lindt & Spruengli AG(a)	2,095,514
357,000	CK Hutchison Holdings Ltd	2,012,387
76,100	Coca-Cola HBC AG	3,444,602
32,000	Colruyt Group NV	1,314,865
289,155	Diageo PLC	7,554,545
318,400	Elders Ltd(a)	1,341,735
34,594	EssilorLuxottica SA(b)	9,968,934
189,436	Experian PLC	8,775,161
81,700	Ezaki Glico Co Ltd	2,515,423
42,800	Fresenius SE & Co KGaA(b)	1,827,295
416,600	GSK PLC	7,958,626
2,390,133	Haleon PLC	12,067,640
177,500	Imperial Brands PLC(b)	6,565,571
1,028,800	Inghams Group Ltd	2,022,277
73,468	Intertek Group PLC	4,772,458
15,600	Ipsen SA(b)	1,796,823
31,160	Itoham Yonekyu Holdings Inc	870,847
634,700	J Sainsbury PLC	1,932,983
301,933	Kenvue Inc	7,240,353
192,800	Koninklijke Ahold Delhaize NV(b)	7,202,077
13,000	Kose Corp	539,483
65,600	Lion Corp	775,225
103,300	Megmilk Snow Brand Co Ltd	1,767,538
288,200	Metcash Ltd	572,583
1,421,600	Mitie Group PLC	2,119,702
87,100	Mowi ASA(b)	1,614,606
80,400	Nippon Shinyaku Co Ltd	2,051,175
141,000	Novartis AG(b)	15,660,841
215,100	Olympus Corp	2,815,816
218,400	Ono Pharmaceutical Co Ltd(a)	2,349,689
61,675	Pernod Ricard SA	6,093,054
86,831	Reckitt Benckiser Group PLC(b)	5,869,340
78,239	Roche Holding AG(b)	25,750,617
293,500	Rohto Pharmaceutical Co Ltd	4,394,783
173,353	Sandoz Group AG	7,269,392
63,800	Sanofi SA	7,064,078
159,100	Santen Pharmaceutical Co Ltd	1,515,272
124,000	Scandinavian Tobacco Group A/S(c)	1,807,976
172,700	Securitas AB Class B(a)(b)	2,443,872
181,600	Shionogi & Co Ltd	2,741,201
426,738	Smith & Nephew PLC	5,998,286
27,900	Societe BIC SA	1,888,539
1,981,700	Sonae SGPS SA	2,275,673
1,143,600	Tesco PLC	4,918,637
116,400	Teva Pharmaceutical Industries Ltd(b)	1,792,128
128,300	Toyo Suisan Kaisha Ltd	7,593,198
1,268,000	United Laboratories International Holdings Ltd	2,386,254
12,003	Waters Corp(b)	4,423,946
5,235,500	WH Group Ltd(c)	4,807,258
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
50,581	Wolters Kluwer NV	$ 7,875,298
		257,389,535
Energy — 5.91%
221,813	Aker BP ASA(b)	5,258,977
445,100	BP PLC	2,497,384
163,700	Eni SpA(a)	2,531,879
117,540	Equinor ASA	3,104,084
176,597	Galp Energia SGPS SA	3,093,989
692,100	New Hope Corp Ltd(a)	1,610,568
32,000	OMV AG	1,647,890
224,656	Petroleo Brasileiro SA Sponsored ADR	2,929,514
318,500	Repsol SA	4,228,905
74,500	Rubis SCA	2,104,790
296,100	Shell PLC	10,776,280
404,897	TotalEnergies SE(b)	26,088,799
433,474	Woodside Energy Group Ltd(a)	6,297,497
		72,170,556
Financial — 26.17%
82,500	3i Group PLC	3,878,147
168,200	ABN AMRO Bank NV(c)	3,544,217
457,600	Aegon Ltd	3,005,449
2,253,168	AIB Group PLC(b)	14,553,734
10,500	Allianz SE	4,018,466
134,826	ANZ Group Holdings Ltd	2,468,546
41,800	ASR Nederland NV	2,402,990
347,800	Aviva PLC	2,505,737
140,600	AXA SA	6,007,261
281,800	Banco Bilbao Vizcaya Argentaria SA	3,845,900
2,291,226	Banco de Sabadell SA	6,432,993
799,200	Banco Santander SA	5,384,157
264,500	Bank Leumi Le-Israel BM	3,561,913
1,001,118	Bank of Ireland Group PLC	11,828,569
878,600	Barclays PLC	3,303,008
40,500	BAWAG Group AG(c)	4,178,156
68,200	BNP Paribas SA	5,700,129
2,111,819	CaixaBank SA	16,450,561
578,300	Chiba Bank Ltd(a)	5,473,981
133,900	Commerzbank AG	3,064,308
186,800	Credit Agricole SA	3,401,087
134,900	Danske Bank A/S(b)	4,415,469
74,970	DBS Group Holdings Ltd	2,574,570
316,400	Deutsche Bank AG	7,542,102
55,584	Deutsche Boerse AG	16,400,650
105,200	DNB Bank ASA	2,768,095
82,400	Eurocommercial Properties NV REIT	2,236,866
66,456	Euronext NV(c)	9,644,924
299,500	Gunma Bank Ltd	2,498,226
898,600	Helia Group Ltd	2,260,633
214,017	Hiscox Ltd	3,248,378
196,800	ING Groep NV	3,855,580
237,900	Japan Post Holdings Co Ltd	2,385,523

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
91,420	Julius Baer Group Ltd(b)	$ 6,336,872
12,215,501	Lloyds Banking Group PLC	11,454,001
67,796	London Stock Exchange Group PLC(b)	10,065,208
158,480	Mebuki Financial Group Inc	777,856
116,300	Mediobanca Banca di Credito Finanziario SpA(b)	2,181,525
301,900	Mitsubishi HC Capital Inc	2,045,799
134,700	Mitsubishi UFJ Financial Group Inc	1,836,475
137,200	Mizuho Financial Group Inc	3,765,280
358,012	National Bank of Greece SA	3,679,648
4,168,337	NatWest Group PLC	24,606,154
77,200	NN Group NV	4,295,867
392,400	Nomura Holdings Inc	2,417,939
244,400	Nordea Bank Abp	3,125,995
131,700	ORIX Corp(a)	2,749,752
20,247	Plus500 Ltd	717,148
385,700	QBE Insurance Group Ltd	5,329,293
1,674,000	Resona Holdings Inc(a)	14,617,050
13,432	Samsung Fire & Marine Insurance Co Ltd	3,278,067
99,100	Societe Generale SA	4,470,802
83,100	Sumitomo Mitsui Financial Group Inc	2,136,884
164,000	Swedbank AB Class A(a)	3,735,016
48,400	Swiss Re AG(b)	8,236,657
38,100	Sydbank AS	2,390,141
327,250	UBS Group AG(b)	10,051,352
91,000	United Overseas Bank Ltd	2,567,702
23,792	Willis Towers Watson PLC(b)	8,040,506
		319,749,314
Industrial — 15.12%
12,800	AGC Inc	389,667
234,700	Alps Alpine Co Ltd(a)	2,401,465
217,000	Amada Co Ltd(a)	2,113,493
30,400	ANDRITZ AG(b)	1,705,628
54,300	Bekaert SA	1,951,131
88,500	Bouygues SA	3,488,713
162,500	Brother Industries Ltd	2,942,288
121,266	Cie de Saint-Gobain SA(b)	12,080,172
91,556	CRH PLC(b)	8,054,181
48,600	D/S Norden A/S	1,226,051
54,100	Deutsche Post AG(b)	2,322,698
25,700	Dfds A/S(b)	336,518
183,021	Epiroc AB Class A	3,685,006
915,400	Firstgroup PLC	1,843,476
67,794	GEA Group AG	4,121,137
45,100	Heidelberg Materials AG	7,774,253
32,479	Hirose Electric Co Ltd	3,762,177
111,300	Hosiden Corp	1,484,569
361,315	IMI PLC	8,883,314
38,300	Kalmar OYJ Class B	1,265,780
97,100	Kamigumi Co Ltd	2,272,483
47,459	Knorr-Bremse AG	4,319,014
99,400	Komatsu Ltd	2,910,743
4,500	Koninklijke Heijmans N.V	190,317
Shares		Fair Value
Industrial — (continued)
10,000	Krones AG	$ 1,363,856
143,930	Legrand SA	15,242,748
36,400	Leonardo SpA(b)	1,772,644
82,400	Logista Integral SA	2,618,812
119,700	Macnica Holdings Inc	1,549,426
611,100	Mitsubishi Electric Corp	11,270,079
87,900	Nippon Yusen KK	2,904,928
227,900	QinetiQ Group PLC	1,142,084
266,700	Rengo Co Ltd	1,415,528
4,000	ROCKWOOL A/S Class B	1,658,033
32,200	Sankyu Inc(a)	1,323,306
13,778	Schindler Holding AG(b)	4,318,186
69,678	Schneider Electric SE	16,084,893
29,600	SCREEN Holdings Co Ltd(a)	1,931,148
275,700	Shimadzu Corp	6,886,612
92,300	Signify NV(c)	2,004,030
12,264	Sika AG	2,987,317
136,100	SKF AB Class B(a)	2,757,193
28,981	Spirax Group PLC	2,334,388
82,200	Sumitomo Heavy Industries Ltd	1,683,833
214,355	Svenska Cellulosa AB SCA Class B	2,828,241
99,500	Taisei Corp(b)	4,428,901
41,500	Takeuchi Manufacturing Co Ltd	1,425,864
139,316	Tenaris SA	2,726,247
46,900	TKH Group NV	1,845,335
205,600	Tsubakimoto Chain Co(a)	2,548,412
62,900	Verallia SA(c)	1,953,418
48,100	Wienerberger AG	1,603,422
31,300	Yokogawa Electric Corp	610,851
		184,744,009
Technology — 7.38%
17,854	Analog Devices Inc	3,600,616
5,502	ASML Holding NV	3,641,090
19,190	Cadence Design Systems Inc(b)	4,880,593
77,200	Canon Inc	2,407,341
41,233	Capgemini SE	6,195,610
75,200	Computacenter PLC	2,386,229
167,698	Dassault Systemes SE	6,384,740
153,100	Ferrotec Holdings Corp(a)	2,759,049
86,400	Indra Sistemas SA	2,504,603
54,800	Infineon Technologies AG	1,826,758
19,852	Nice Ltd Sponsored ADR(b)	3,060,582
123,171	Nomura Research Institute Ltd	4,009,506
2,174,000	PAX Global Technology Ltd	1,352,211
251,169	Samsung Electronics Co Ltd	9,957,712
49,639	SAP SE	13,300,793
151,900	Seiko Epson Corp(a)	2,433,521
98,600	STMicroelectronics NV(b)	2,162,062
98,442	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	16,341,372

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
76,400	TeamViewer AG(b)	$ 997,345
		90,201,733
Utilities — 1.32%
1,171,400	A2A SpA	2,823,146
470,100	AGL Energy Ltd	3,102,962
421,000	Drax Group PLC	3,181,401
131,300	Endesa SA	3,478,391
182,800	Engie SA	3,562,020
		16,147,920
TOTAL COMMON STOCK — 97.24% (Cost $1,006,025,966)		$1,188,036,964
PREFERRED STOCK
Consumer, Cyclical — 0.24%
28,400	Volkswagen AG(a)(b)	2,897,894
TOTAL PREFERRED STOCK — 0.24% (Cost $5,694,810)		$2,897,894
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
88,972,374	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.29%(e)	$ 88,972,374
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 7.28% (Cost $88,972,374)		$88,972,374
TOTAL INVESTMENTS — 104.76% (Cost $1,100,693,150)		$1,279,907,232
OTHER ASSETS & LIABILITIES, NET — (4.76)%		$(58,146,663)
TOTAL NET ASSETS — 100.00%		$1,221,760,569

(a)	All or a portion of the security is on loan as of March 31, 2025.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $34,609,229, representing 2.83% of net assets.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Summary of Investments by Country as of March 31, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$209,189,963	16.34%
United Kingdom	177,059,737	13.83
France	154,203,760	12.05
United States	126,613,178	9.89
Germany	101,161,619	7.90
Switzerland	100,807,169	7.88
Netherlands	56,007,553	4.38
Spain	53,445,903	4.18
Ireland	42,049,496	3.29
Australia	40,953,494	3.20
Canada	38,569,713	3.01
Sweden	30,577,563	2.39
Taiwan	16,341,372	1.28
Italy	15,509,607	1.21
Hong Kong	15,173,913	1.19
Denmark	14,733,103	1.15
Norway	14,513,463	1.13
South Korea	13,235,779	1.03
Israel	10,509,518	0.82
Finland	10,123,460	0.79
Austria	9,135,096	0.71
Singapore	8,773,328	0.69
Portugal	5,369,662	0.42
Greece	3,679,648	0.29
Belgium	3,265,996	0.26
Bermuda	3,248,378	0.25
Brazil	2,929,514	0.23
Luxembourg	2,726,247	0.21
Total	$1,279,907,232	100.00%
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2025, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$10,822,102	$43,323,225	$—	$54,145,327
Communications	35,009,394	224,246,774	—	259,256,168
Consumer, Cyclical	18,457,537	117,494,822	—	135,952,359
Consumer, Non-cyclical	25,504,247	89,640,868	—	115,145,115
Diversified	1,256,534	2,542,580	—	3,799,114
Energy	14,087,907	23,055,204	—	37,143,111
Financial	67,777,890	269,501,264	—	337,279,154
Industrial	9,711,605	87,350,774	—	97,062,379
Technology	837,628	255,993,986	—	256,831,614
Utilities	3,826,470	13,568,917	—	17,395,387
	187,291,314	1,126,718,414	—	1,314,009,728
Exchange Traded Funds	6,066,970	—	—	6,066,970
Government Money Market Mutual Funds	9,228,546	—	—	9,228,546
Total Assets	$202,586,830	$1,126,718,414	$—	$1,329,305,244

March 31, 2025

Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$16,778,888	$—	$16,778,888
Communications	18,126,513	9,224,423	—	27,350,936
Consumer, Cyclical	6,857,179	77,506,791	—	84,363,970
Consumer, Non-cyclical	—	98,388,566	—	98,388,566
Financial	—	73,181,819	—	73,181,819
Industrial	—	108,387,992	—	108,387,992
Technology	33,861,037	56,401,616	—	90,262,653
Utilities	—	4,476,147	—	4,476,147
	58,844,729	444,346,242	—	503,190,971
Government Money Market Mutual Funds	3,223,950	—	—	3,223,950
Total Assets	$62,068,679	$444,346,242	$—	$506,414,921

March 31, 2025

Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$7,629,656	$117,962,574	$—	$125,592,230
Communications	25,942,751	104,296,596	—	130,239,347
Consumer, Cyclical	859,454	323,071,691	—	323,931,145
Consumer, Non-cyclical	5,453,444	575,143,067	464	580,596,975
Diversified	880,511	—	—	880,511
Energy	—	96,548,455	—	96,548,455
Financial	8,679,793	633,829,071	—	642,508,864
Industrial	2,459,723	380,403,891	—	382,863,614
Technology	7,308,602	162,547,025	—	169,855,627
Utilities	18,923,604	62,711,830	—	81,635,434
	78,137,538	2,456,514,200	464	2,534,652,202
Preferred Stock
Consumer, Cyclical	—	5,364,533	—	5,364,533
Consumer, Non-cyclical	2,061,591	—	—	2,061,591
Industrial	—	914,766	—	914,766
	2,061,591	6,279,299	—	8,340,890
Rights	—	222,627	18,894	241,521
Government Money Market Mutual Funds	142,277,141	—	—	142,277,141
Short Term Investments	—	20,225,159	—	20,225,159
Total investments, at fair value:	222,476,270	2,483,241,285	19,358	2,705,736,913
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	6,989	—	6,989
Total Assets	$222,476,270	$2,483,248,274	$19,358	$2,705,743,902
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(286,675)	—	(286,675)
Futures Contracts(a)	$(1,031,455)	$—	$—	$(1,031,455)
Total Liabilities	$(1,031,455)	$(286,675)	$—	$(1,318,130)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2025

Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$38,569,714	$45,913,818	$—	$84,483,532
Communications	—	29,795,184	—	29,795,184
Consumer, Cyclical	6,593,139	126,762,042	—	133,355,181
Consumer, Non-cyclical	29,167,692	228,221,843	—	257,389,535
Energy	2,929,514	69,241,042	—	72,170,556
Financial	12,006,032	307,743,282	—	319,749,314
Industrial	9,897,657	174,846,352	—	184,744,009
Technology	29,235,374	60,966,359	—	90,201,733
Utilities	6,659,792	9,488,128	—	16,147,920
	135,058,914	1,052,978,050	—	1,188,036,964
Preferred Stock	—	2,897,894	—	2,897,894
Government Money Market Mutual Funds	88,972,374	—	—	88,972,374
Total Assets	$224,031,288	$1,055,875,944	$—	$1,279,907,232
Foreign Currency Translations and Transactions
The accounting records of each Fund are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
The following table represents the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower International Index Fund
Futures Contracts:
Average long contracts	570
Average notional long	$67,096,450
Forward Currency Exchange Contracts:
Average notional amount	$10,695,863

March 31, 2025